Annual Total Returns	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
HCM Defender 100 Index ETF | HCM Defender 100 Index ETF
Prospectus [Line Items]
Annual Return [Percent]	33.52%	48.00%	(39.56%)	37.84%	41.61%
HCM Defender 500 Index ETF | HCM Defender 500 Index ETF
Prospectus [Line Items]
Annual Return [Percent]	26.79%	24.21%	(27.36%)	40.37%	18.33%